Goodwill and Other Intangible Assets Rollforward by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 29, 2013	Apr. 01, 2011	Mar. 28, 2014	Sep. 27, 2013
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 4,619,987	$ 4,729,474
Acquisitions and Divestitures			(11,103)	7,398
Impairment				(11,698)
Translation and Other			6,518	(105,187)
Goodwill, ending balance			4,615,402	4,619,987
Food and Support Services - North America
Goodwill [Roll Forward]
Goodwill, beginning balance			3,595,048	3,701,137
Acquisitions and Divestitures			(11,103)	7,398
Impairment				0
Translation and Other			(176)	(113,487)
Goodwill, ending balance			3,583,769	3,595,048
Food and Support Services - International
Goodwill [Roll Forward]
Goodwill, beginning balance			451,154	454,552
Acquisitions and Divestitures			0	0
Impairment	(11,700)	(4,000)		(11,698)
Translation and Other			6,694	8,300
Goodwill, ending balance			457,848	451,154
Uniform and Career Apparel
Goodwill [Roll Forward]
Goodwill, beginning balance			573,785	573,785
Acquisitions and Divestitures			0	0
Impairment				0
Translation and Other			0	0
Goodwill, ending balance			$ 573,785	$ 573,785